Taxes on Income (Details) - Deferred Income Taxes [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Carryforward tax losses	$ 3,538	$ 3,764
Share-based compensation	976	424
R&D expenses	1,414	1,331
Other temporary differences	1,354	552
Deferred tax assets	7,282	6,071
Deferred tax liability due to property and equipment	(10)	(4)
Valuation allowance		(5,503)
Deferred tax assets, net	$ 7,272	$ 564